WARRANT LIABILITIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) item D $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 shares
Warrants
WARRANT LIABILITIES
Maximum period after business combination in which to file registration statement	15 days	15 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Private Placement Warrants
WARRANT LIABILITIES
Warrants outstanding | shares		4,933,333	4,933,333
Warrants outstanding | shares	4,933,333	4,933,333
Restrictions on transfer period of time after business combination completion		30 days
Public Warrants
WARRANT LIABILITIES
Warrants and Rights Outstanding | $	$ 8,333,333	$ 8,333,333
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	12 months	12 months
Public Warrants expiration term	5 years	5 years
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Trading period after business combination used to measure dilution of warrant	20	20
Warrant exercise price adjustment multiple	115	115
Share price trigger used to measure dilution of warrant | $ / shares		$ 9.20
Warrant redemption price adjustment multiple	180	180
Warrants outstanding | shares		8,333,333	8,333,333
Restrictions on transfer period of time after business combination completion	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
WARRANT LIABILITIES
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Warrant redemption condition minimum share price | $ / shares	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants | D	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Threshold number of business days before sending notice of redemption to warrant holders | item	3